Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets
8.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31, 2023	December 31, 2022
Creditable input VAT	116,961,568	69,665,847
Short-term deposits	6,246,420	3,468,215
Receivables from payment processors and aggregators	15,353,813	10,217,082
Prepaid marketing expenses	5,977,121	11,582,119
Others	15,048,290	13,341,468
	159,587,212	108,274,731